INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Products available for sale	$ 246,419	$ 13,714
Goods in transit	18,771	8,989
Total	265,190	22,703
Inventory write-downs	$ 1,668	$ 0	$ 0